As filed with the Securities and Exchange Commission on May 20, 1999

                            Registration No. 33-17428
                            Registration No. 811-5343

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             Registration Statement Under the Securities Act of 1933
                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 22

            For Registration Under the Investment Company Act of 1940
                                Amendment No. 44

                      GE Life & Annuity Separate Account 4
                           (Exact Name of Registrant)

                      GE Life and Annuity Assurance Company
                               (Name of Depositor)
                              6610 W. Broad Street
                            Richmond, Virginia 23230
               (Address of Depositors Principal Executive Office)
                  Depositor's Telephone Number: (804) 281-6000

                               Patricia L. Dysart
             Associate General Counsel and Assistant Vice President
                      GE Life and Annuity Assurance Company
                              6610 W. Broad Street
                            Richmond, Virginia 23230
                     (Name and address of Agent for Service)

                                    Copy to:
                            Stephen E. Roth, Esquire
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2415


It is  proposed  that this filing will become  effective:

X immediately upon filing pursuant to paragraph (b) of Rule 485; __ on May 1, 1999 pursuant to paragraph (b) of Rule 485;
__ 60 days after filing pursuant to paragraph (a)(1) of Rule 485;
__ 75 days after filing  pursuant to paragraph  (a)(1) of Rule 485;
__ on__ pursuant to paragraph (a)(2) of Rule 485.

Title of Securities Being Registered: Interests in a Separate Account under Individual Flexible Premium Variable Deferred Annuity Policies.


The sole purpose of this filing is to include additional information to the Condensed Financial Information section filed with Post Effective Amendment No.
21. All other information, including exhibits of Post-Effective Amendment No. 21 is incorporated herein by reference.

The following tables are to be included with the existing Condensed Financial Information and to be placed immediately after this existing information.

Prior to this time, the portfolios of the Funds were not categorized as shown above.





                                             Accumulation    Accumulation    No. of      Accumulation     Accumulation   No. of
                                             Unit Values     Unit Values     Units       Unit Values      Unit Values    Units
                                               as of            as of        As of          as of           as of        As of
                   FUNDS                      1/01/96         12/31/96      12/31/96       1/03/95         12/31/95     12/31/95
                                              -------         --------     --------        -------         --------     --------


Variable Insurance Products Fund
Equity-Income                                  26.12          29.50        6,847,454        19.56           26.12      6,942,107
Growth                                         28.47          32.28        4 831,665        21.27           28.47      5,187,186
Overseas                                       17.15          19.19        4,069,123        15.82           17.15      4,508,746

Variable Insurance Products Fund II
Asset Manager                                  18.16          20.57       18,979,975        15.70           18.16     21,993,362
Contrafund@                                    13.92          16.68        3,097,501           --           13.92      2,434,885

Variable Insurance Products Fund III
Growth and Income +                               --             --               --           --              --             --
Growth Opportunities +                            --             --               --           --              --             --

GE Investments Funds, Inc.
Money Market                                   13.61          14.18        2,549,159        13.01           13.61        893,974
Government Securities                          16.91          16.94          504,257        14.61           16.91        428,950
S&P 500 Index                                  25.00          30.77          580,257        18.58           25.00        479,021
Total Return                                   22.71          24.83          708,065        17.94           22.71        745,501
International Equity@                          10.58          11.50          207,412           --           10.58        115,562
Real Estate Securities@                        11.61          15.63          204,919           --           11.61         23,643
Global Income+                                    --             --               --           --              --             --
Value Equity+                                     --             --               --           --              --             --
Income Fund                                       --             --               --

Oppenheimer Variable Account Funds
High Income                                    24.79          28.24        1,358,227        20.83           24.79      1,263,712
Bond                                           18.71          19.37          941,269        16.17           18.71        952,700
Capital Appreciation                           27.84          33.08        2,726,055        21.25           27.84      2,647,993
Growth                                         24.28          30.04        1,190,622        17.97           24.28        986,685
Multiple Strategies                            19.98          22.81        1,640,662        16.66           19.98      1,762,762

Janus Aspen Series
Growth                                         13.48          15.79        4,764,409        10.48           13.48      4,432,726
Aggressive Growth                              17.05          18.19        1,975,818        13.53           17.05      1,965,737
Worldwide Growth                               15.00          19.13        4,170,807        11.91           15.00      2,757,216
International Growth+                             --          11.69          474,438           --              --             --
Balanced@                                      10.63          12.21          358,807           --           10.63        111,972
Flexible Income@                               10.50          11.33          118,020           --           10.50         39,079
Capital Appreciation+                             --             --               --           --              --             --

Federated Insurance Series
Federated Utility II@                          12.23          13.48          545,223           --           12.23        539,628
Federated High Income Bond II@                 11.89          13.43          211,506           --           11.89         40,814
Federated American Leaders II                     --          11.07           75,662           --              --             --

The Alger American Fund
AA Growth@                                      9.64          10.79        1,190,674           --            9.64        261,225
AA Small Capitalization@                        9.38           9.66        1,339,653           --            9.38        405,791

PBHG Insurance Series Fund, Inc.
Growth II+                                        --             --               --           --              --             --
Large Cap Growth+                                 --             --               --           --              --             --



                                              Accumulation   Accumulation       No. of       Accumulation   Accumulation   No. of
                                              Unit Values    Unit Values        Units        Unit Values    Unit Values    Units
                                                as of          as of            As of          as of          as of        As of
                   FUNDS                      1/03/94        12/31/94          12/31/94       1/04/93        12/31/93     12/31/93
                                              -------        --------          --------       -------        --------     --------


Variable Insurance Products Fund
Equity-Income                                   18.41         19.56           5,088,608        15.77         18.48       2,727,507
Growth                                          21.34         21.27           4,641,036        18.07         21.53       2,860,231
Overseas                                        15.79         15.82           5,128,595        11.55         15.73       1,958,688

Variable Insurance Products Fund II
Asset Manager                                   16.88         15.70          27,382,848        14.15         16.92      16,848,769
Contrafund@                                        --            --                  --           --            --              --

Variable Insurance Products Fund III
Growth and Income +                                --            --                  --           --            --              --
Growth Opportunities +                             --            --                  --           --            --              --

GE Investments Funds, Inc.
Money Market                                    12.68         13.01             484,719        12.53         12.68         319,980
Government Securities                           15.54         14.61             384,390        14.57         15.61         321,418
S&P 500 Index                                   18.68         18.58             297,274        16.61         18.80         206,180
Total Return                                    17.64         17.94             666,497        15.78         17.69         499,779
International Equity@                              --            --                  --           --            --              --
Real Estate Securities@                            --            --                  --           --            --              --
Global Income+                                     --            --                  --           --            --              --
Value Equity+                                      --            --                  --           --            --              --

Oppenheimer Variable Account Funds
High Income                                     21.78         20.83           1,125,497        17.44         21.77         626,211
Bond                                            16.65         16.17             967,029        14.98         16.68         694,740
Capital Appreciation                            22.89         21.25           2,708,975        18.28         23.26       1,133,120
Growth                                          17.87         17.97             734,287        16.86         18.00         542,964
Multiple Strategies                             17.16         16.66           1,797,950        14.98         17.18       1,236,118

Janus Aspen Series
Growth                                          10.30         10.48           3,183,404           --         10.31         714,865
Aggressive Growth                               11.58         13.53           1,272,142           --         11.76         159,753
Worldwide Growth                                11.91         11.91           2,247,224           --         11.87         397,768
International Growth+                              --            --                  --           --            --              --
Balanced@                                          --            --                  --           --            --              --
Flexible Income@                                   --            --                  --           --            --              --
Capital Appreciation+                              --            --                  --           --            --              --

Federated Insurance Series
Federated Utility II@                              --            --                  --           --            --              --
Federated High Income Bond II@                     --            --                  --           --            --              --
Federated American Leaders II                      --            --                  --           --            --              --

The Alger American Fund
AA Growth@                                         --            --                  --           --            --              --
AA Small Capitalization@                           --            --                  --           --            --              --

PBHG Insurance Series Fund, Inc.
Growth II+                                         --            --                  --           --            --              --
Large Cap Growth+                                  --            --                  --           --            --              --




                                            Accumulation    Accumulation      No. of         Accumulation   Accumulation     No. of
                                            Unit Values     Unit Values       Units           Unit Values    Unit Values     Units
                                              as of            as of          As of              as of          as of        As of
                   FUNDS                      1/02/92        12/31/92        12/31/92           1/02/91        12/31/91     12/31/91
                                             -------         --------        --------           -------        --------     --------


Variable Insurance Products Fund
Equity-Income                                   13.65         15.81          1,137,137            10.50         13.68        535,976
Growth                                          16.86         18.24          1,548,743            11.61         16.88        633,068
Overseas                                        13.11         11.59            453,762            12.25         13.14        285,089

Variable Insurance Products Fund II
Asset Manager                                   12.78         14.14          4,024,857            10.54         12.78        866,423

Variable Insurance Products Fund III
Growth and Income +                                --            --                 --               --            --             --
Growth Opportunities +                             --            --                 --               --            --             --

GE Investments Funds, Inc.
Money Market                                    12.30         12.53            183,658            11.81         12.30        138,705
Government Securities                           13.66         14.50             41,985            11.80         13.70         31,891
S&P 500 Index                                   15.34         16.59            110,635            11.53         15.48         65,450
Total Return                                    14.72         15.75            253,820            11.71         14.81         91,807

Oppenheimer Variable Account Funds
High Income                                     14.96         17.42            107,142            11.32         14.96         15,707
Bond                                            14.16         14.93            384,066            12.25         14.18        245,112
Capital Appreciation                            16.19         18.48            467,060            10.50         16.20        114,996
Growth                                          15.05         16.98            311,016            12.00         15.00        193,160
Multiple Strategies                             13.92         14.99            737,957            11.96         13.92        403,277

Janus Aspen Series
Growth                                             --            --                 --               --            --             --
Aggressive Growth                                  --            --                 --               --            --             --
Worldwide Growth                                   --            --                 --               --            --             --






                                        Accumulation    Accumulation     No. of     Accumulation   Accumulation       No. of
                                        Unit Values     Unit Values      Units       Unit Values    Unit Values       Units
                                           as of          as of          As of         as of          as of           As of
FUNDS                                    1/01/90         12/31/90       12/31/90      1/01/89        12/31/89        12/31/89
                                         -------         --------       --------      -------        --------        --------


Variable Insurance Products Fund
Equity-Income                              12.72          10.53         273,772       10.84           12.57          115,043
Growth                                     13.60          11.74         215,941       10.36           13.45           50,043
Overseas                                   12.59          12.29         187,187       10.13           12.65           23,108

Variable Insurance Products Fund II
Asset Manager                              10.05          10.55         175,769       10.00**          9.99           12,829

GE Investments Funds, Inc.

Money Market                               11.14          11.81          94,296       10.37           11.13*         101,395*
Government Securities                      11.25          11.73          24,061       10.32           11.29           10,855
S&P 500 Index                              13.33          11.65          52,857       10.58           13.12           39,769
Total Return                               12.46          11.76          47,767       10.48           12.37           24,283

Oppenheimer Variable Account Funds
High Income                                10.92          11.29           8,768       10.54           10.92           16,907
Bond                                       11.43          12.20          75,809       10.21           11.43           23,738
Capital Appreciation                       12.93          10.59          75,242       10.21           12.88           30,138
Growth                                     13.49          12.09          88,779       10.91           13.32           47,553
Multiple Strategies                        12.44          11.98         336,138       10.80           12.36          127,994



+ Unit Values are not shown for the Investment Subdivisions investing in these portfolios as they were not available to Account 4 Owners during the periods shown.

@ Accumulation Unit Values as of 1/1/95 are not shown for these subdivisions as they were not available to Account 4 Policyowners at that time.

* For the period from 5/2/88 (the effective date of the Registration Statement for Account 4) through 12/31/88 the Money Market subdivision investing in Life of Virginia Series Fund, Inc. (currently GE Investments Funds, Inc.). Money Market Fund was the only subdivision in which money was invested. On 5/2/88 the accumulation unit value for this portfolio was $10.00. The number of units outstanding on 12/31/88 was 3,092, and the accumulation unit value on 12/31/88 was $10.36.

**Unit Values for the subdivision investing in Variable Insurance Products Fund
  II Asset Manager Portfolio are shown as of 10/3/89, the date this Portfolio was first offered to Account 4 Policyowners.

^ Amounts include cash with application money held pending Policy acceptance.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, GE Life & Annuity Separate Account 4, certifies that it meets the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, in the County of Henrico in the Commonwealth of Virginia, on the 19th Day of May, 1999.


                     GE Life & Annuity Separate Account 4
                     ------------------------------------
                          (Registrant)


  By: /s/ Selwyn L. Flournoy, Jr.
      ---------------------------
      Selwyn L. Flournoy, Jr.
      Senior Vice President
      GE Life and Annuity Assurance Company of Virginia


                     GE Life and Annuity Assurance Company of Virginia
                     ------------------------------------------------
                          (Depositor)


  By: /s/ Selwyn L. Flournoy, Jr.
     -----------------------------
      Selwyn L. Flournoy, Jr.
      Senior Vice President

As required by the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.



Signature                           Title                                                         Date
---------                           -----                                                         ----


RONALD V. DOLAN                     Director, Chairman of the Board                            5/19/99
-------------------
Ronald V. Dolan



PAMELA S. SCHUTZ                    Director, Chief Operating Officert                         5/19/99
-------------------
Pamela S. Schutz



/s/ Selwyn L. Flournoy, Jr.
---------------------------         Director, Senior Vice President                            5/19/99
Selwyn L. Flournoy, Jr.



ROBERT D. CHINN                     Director, Senior Vice President                            5/19/99
-------------------
Robert D. Chinn



RICHARD P. MCKENNY                  Senior Vice President, Chief Financial Officer             5/19/99
------------------
Richard P. McKenny



KELLY GROH                          Vice President and Controller                              5/19/99
-------------------
Kelly Groh



VICTOR C. MOSES                     Director                                                   5/19/99
-------------------
Victor C. Moses



GEOFFREY S. STIFF                   Director                                                   5/19/99
-------------------
Geoffrey S. Stiff



By  /s/ Selwyn L. Flournoy, Jr.
   ----------------------------,  pursuant to Power of Attorney  executed on
April 15, 1999.
